Other reserves (Tables)	9 Months Ended
Sep. 30, 2018
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Summary of Other Reserves

OTHER RESERVES

$ million	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2018 (as previously published)	37,298	154	84	1,440	(22,044)	16,932
Impact of IFRS 9	—	—	—	—	(138)	(138)
At January 1, 2018 (as revised)	37,298	154	84	1,440	(22,182)	16,794
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	(670)	(670)
Transfer from other comprehensive income	—	—	—	—	(1,108)	(1,108)
Repurchases of shares	—	—	4	—	—	4
Share-based compensation	—	—	—	25	—	25

At September 30, 2018	37,298	154	88	1,465	(23,960)	15,045

At January 1, 2017	37,311	154	84	1,644	(27,895)	11,298
Other comprehensive income/(loss) attributable to Royal Dutch Shell plc shareholders	—	—	—	—	7,735	7,735
Scrip dividends	(9)	—	—	—	—	(9)
Share-based compensation	—	—	—	(309)	—	(309)

At September 30, 2017	37,302	154	84	1,335	(20,160)	18,715